Impairments of tangible and intangible assets and right-of-use assets. Sensitivity of outcomes to decarbonization scenarios - Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) $ / bbl $ / MMBTU	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Impairment review of tangible and intangible assets and right-of-use assets
Risk-adjusted weighted average cost of capital (adjusted WACC) (in percent)	6.00%
Net impairment losses | €	€ 1,582	€ 2,900	€ 1,802
Post-tax, risk-adjusted WACC (in percent)	6.00%
Book value of biorefinery assets | €	€ 2,711
Average Brent breakeven price (in dollors per barrel) | $ / bbl	35
Projected percentage decreases in hydrocarbon prices, over duration of cash flows projections	(10.00%)
Projected percentage point increases in the discount rate of future cash flows	100.00%
Assumption period of decommissioning and asset retirement obligations for provision of energy transition risk	5 years
Estimated provision of energy transition risk | €	€ 1,200
Minimum
Impairment review of tangible and intangible assets and right-of-use assets
Risk-adjusted pre-tax WACC	9.00%
Discount rate used for the valuation of asset retirement obligation	2.00%
Estimated currency inflation rate	2.00%
Maximum
Impairment review of tangible and intangible assets and right-of-use assets
Risk-adjusted pre-tax WACC	15.00%
Discount rate used for the valuation of asset retirement obligation	5.20%
Estimated currency inflation rate	2.40%
2026
Impairment review of tangible and intangible assets and right-of-use assets
Long-term price of the Brent crude oil benchmark | $ / bbl	68
Long-term gas price | $ / MMBTU	11.8
2050
Impairment review of tangible and intangible assets and right-of-use assets
Long-term price of the Brent crude oil benchmark | $ / bbl	53
2030
Impairment review of tangible and intangible assets and right-of-use assets
Long-term price of the Brent crude oil benchmark | $ / bbl	75
Beyond 2030
Impairment review of tangible and intangible assets and right-of-use assets
Projected percentage of linear decline per year	1.70%
2040
Impairment review of tangible and intangible assets and right-of-use assets
Long-term price of the Brent crude oil benchmark | $ / bbl	65
2026-2050
Impairment review of tangible and intangible assets and right-of-use assets
Long-term price of the Brent crude oil benchmark | $ / bbl	65
Gas power generation
Impairment review of tangible and intangible assets and right-of-use assets
Property, plant and equipment, residual value | €	€ 887
CGUs
Impairment review of tangible and intangible assets and right-of-use assets
Net impairment losses | €	564
Versalis CGU
Impairment review of tangible and intangible assets and right-of-use assets
Written down of property, plant and equipment | €	€ 151